CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Operating activities
Net income (loss)	$ 2,758		$ (5,170)	$ (49,238)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	4		22	75
Amortization of intangible assets	116		683	2,162
Amortization of right of use asset	8		104	298
Amortization of debt discount and deferred financing cost			221	37
Accrued interest expense on promissory note			99	16
Deferred income taxes	(1,560)		(207)	(3,570)
Stock-based compensation expense	2		599
(Gain) loss on foreign currency transactions	3		54	(44)
Change in fair value of derivative liability	(1,686)		1,472	4,714
Change in operating assets and liabilities:
Accounts receivable and other receivables	(335)		644	300
Prepaid expenses and other current assets	(100)		(89)	719
Other assets	(37)			(37)
Accounts payable	135		46	499
Accrued liabilities	(3,888)		227	(5,876)
Operating lease liabilities	(7)		(112)	(306)
Deferred revenue	156		757	360
Net cash used in operating activities	(4,431)		(650)	(12,766)
Investing activities
Purchases of property and equipment	(23)		(18)	(57)
Investment in capitalized software
Cash acquired in connection with Business Combination	10,003			10,003
Net cash provided by (used in) investing activities	9,980		(18)	9,946
Financing activities
Net equity investment from parent
Repayment of CXApp acquisition liability
Repayment of related party promissory note	(328)			(328)
Net cash provided by financing activities	(328)			7,620
Effect of exchange rate changes on cash and cash equivalents			(4)	(28)
Net increase in cash and cash equivalents	5,221		(672)	4,772
Cash and cash equivalents, beginning of period	1,503		6,275	1,503
Cash and cash equivalents, end of period	6,724	$ 1,503	5,603	6,275
Supplemental disclosures of cash flow information
Cash paid for taxes				4
Cash paid for interest				18
Supplemental schedule of noncash investing and financing activities
Noncash investment from parent
Class A Common Stock and Class C Common Stock issued in connection with Business Combination	69,928			69,928
Financing of Director and Officer Insurance	537		$ 226	671
Predecessor [Member]
Operating activities
Net income (loss)		(4,380)			$ (29,175)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization		228			646
Amortization of intangible assets		806			3,885
Amortization of right of use asset		40			266
Amortization of debt discount and deferred financing cost
Accrued interest expense on promissory note
Deferred income taxes
Stock-based compensation expense		158
(Gain) loss on foreign currency transactions		(32)
Change in fair value of derivative liability
Change in operating assets and liabilities:
Accounts receivable and other receivables		(857)			109
Prepaid expenses and other current assets		(20)			109
Other assets					18
Accounts payable		(796)			400
Accrued liabilities		(787)			1,096
Operating lease liabilities		(38)			(257)
Deferred revenue		534			(932)
Net cash used in operating activities		(5,144)			(18,895)
Investing activities
Purchases of property and equipment		(9)			(88)
Investment in capitalized software		(45)			(394)
Cash acquired in connection with Business Combination
Net cash provided by (used in) investing activities		(54)			(482)
Financing activities
Net equity investment from parent		9,089			25,967
Repayment of CXApp acquisition liability		(197)			(5,135)
Repayment of related party promissory note
Net cash provided by financing activities		8,892			20,728
Effect of exchange rate changes on cash and cash equivalents		1			(71)
Net increase in cash and cash equivalents		3,695			1,280
Cash and cash equivalents, beginning of period	$ 10,003	6,308		$ 10,003	5,028
Cash and cash equivalents, end of period		10,003			6,308
Supplemental disclosures of cash flow information
Cash paid for taxes					119
Cash paid for interest					1
Supplemental schedule of noncash investing and financing activities
Noncash investment from parent		409
Class A Common Stock and Class C Common Stock issued in connection with Business Combination
Financing of Director and Officer Insurance